Interests in Other Entities - Schedule of Financial Information for Associates (Details) - Immuron Inc [Member] - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Financial Information for Associates [Line Items]
The group’s share of loss for the period		$ (1,456,019)	$ (324,340)
Share of loss for the year - 23.6% (2024: 23.6%)		(291,711)	(324,340)
Impairment of investment in associate		(1,164,308)
Impairment		(1,456,019)	$ (324,340)
Opening carrying amount		159,066
Initial Investment in Ateria Health Limited
Acquisition of shares (Note 8(c) (iii))		1,195,350
Share of loss in Ateria for the period		(190,108)
Impairment of investment in Ateria		(1,164,308)
Carrying amount